UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-5104



                          Capital World Bond Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: September 30, 2005

                   Date of reporting period: December 31, 2004





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]

Capital World Bond Fund
INVESTMENT PORTFOLIO
December 31, 2004                                                    unaudited

                                                                                            Principal amount     Market value
BONDS & NOTES -- 92.16%                                                                                (000)            (000)

EURO -- 35.44%
German Government 5.00% 2005                                                                   Euro    2,350       US$  3,236
German Government 6.50% 2005                                                                           9,000           12,584
German Government 6.875% 2005                                                                          1,940            2,669
German Government 4.50% 2006                                                                           7,215           10,096
German Government 6.00% 2006                                                                             500              702
German Government 6.00% 2006                                                                           2,250            3,170
German Government 6.00% 2007                                                                           2,550            3,732
German Government 5.25% 2008                                                                          14,901           21,634
German Government 4.50% 2009                                                                           5,380            7,746
German Government 5.375% 2010                                                                         10,900           16,327
German Government 5.25% 2011                                                                          39,470           59,334
German Government 5.00% 2012                                                                          17,800           26,609
German Government 4.50% 2013                                                                          24,000           34,748
German Government 6.25% 2024                                                                          12,750           22,089
German Government 5.625% 2028                                                                          3,235            5,273
German Government 6.25% 2030                                                                          16,315           28,801
German Government 5.50% 2031                                                                          10,000           16,165
France (Republic of) Treasury Note 5.00% 2006                                                          6,000            8,351
French Government O.A.T. Eurobond 5.25% 2008                                                          10,819           15,777
French Government O.A.T. Eurobond 4.00% 2009                                                          23,300           32,898
French Government O.A.T. Eurobond 5.00% 2011                                                          26,470           39,444
French Government O.A.T. Eurobond Strip Principal 0% 2019                                             15,200           11,348
French Government O.A.T. Eurobond 2.25% 2020(1)                                                        1,340            2,004
French Government O.A.T. Eurobond 5.50% 2029                                                           3,500            5,639
French Government O.A.T. Eurobond 4.75% 2035                                                           3,155            4,598
Netherlands Government Eurobond 6.00% 2006                                                             1,400            1,967
Netherlands Government Eurobond 5.75% 2007                                                             2,715            3,916
Netherlands Government Eurobond 5.25% 2008                                                             8,325           12,186
Netherlands Government Eurobond 3.75% 2009                                                             9,045           12,650
Netherlands Government Eurobond 5.50% 2010                                                             3,000            4,552
Netherlands Government Eurobond 5.00% 2012                                                             3,995            5,981
Netherlands Government Eurobond 7.50% 2023                                                             1,500            2,908
Netherlands Government Eurobond 5.50% 2028                                                             3,860            6,213
Spanish Government 4.80% 2006                                                                          1,265            1,784
Spanish Government 6.00% 2008                                                                          2,440            3,620
Spanish Government 5.40% 2011                                                                          9,625           14,633
Spanish Government 6.15% 2013                                                                         11,500           18,458
Belgium (Kingdom of) 3.75% 2009                                                                        9,760           13,637
Belgium (Kingdom of) 4.25% 2014                                                                        2,885            4,087
Hellenic Republic 8.80% 2007                                                                           5,047            7,818
Hellenic Republic 8.60% 2008                                                                           1,994            3,174
Hellenic Republic 7.50% 2013                                                                           1,108            1,916
Ireland (Republic of) Eurobond 4.25% 2007                                                         Euro 1,000       US$  1,412
Ireland (Republic of) Eurobond 5.00% 2013                                                              6,830           10,257
Deutsche Telekom International Finance BV 7.50% 2007(2)                                                  750            1,121
Deutsche Telekom International Finance BV 8.125% 2012(2)                                               6,095           10,479
Banque Centrale de Tunisie 4.75% 2011                                                                  8,250           11,520
British Telecommunications PLC 7.125% 2011(2)                                                          6,590           10,568
United Mexican States Government Eurobonds, Global 7.50% 2010                                          6,450           10,190
Bayerische Hypo- und Vereinsbank AG 6.625% 2010                                                        1,300            2,012
Bayerische Hypo- und Vereinsbank AG 6.00% 2014                                                         4,000            6,092
Bayerische Vereinsbank 5.50% 2008(3)                                                                     750            1,095
HVB Funding Trust VIII 7.055% (undated)                                                                  360              565
Bulgaria (Republic of) 7.50% 2013                                                                      5,788            9,740
Vivendi Environnement 5.875% 2008                                                                      1,500            2,212
Veolia Environnement 4.875% 2013                                                                       4,975            7,164
Household Finance Corp. 5.125% 2009                                                                    1,000            1,457
HSBC Holdings PLC 5.375% 2012                                                                          4,000            5,994
Telecom Italia SpA 5.625% 2007                                                                         2,280            3,256
Telecom Italia SpA 6.25% 2012                                                                          1,760            2,706
Sogerim SA 7.25% 2011                                                                                    750            1,198
Essent NV 4.50% 2013                                                                                   4,635            6,499
Romania (Republic of) 10.625% 2008                                                                     2,565            4,273
Romania (Republic of) 8.50% 2012                                                                       1,235            2,143
Edison SpA 7.375% 2007(2)                                                                              2,500            3,722
Edison SpA 5.125% 2010                                                                                 1,650            2,409
Royal Bank of Scotland PLC 4.875% 2009                                                                   750            1,080
Royal Bank of Scotland Group PLC 6.00% 2013                                                              960            1,501
Royal Bank of Scotland PLC 5.125% (undated)(2)                                                         2,000            2,917
France Telecom 7.50% 2008(2)                                                                           2,530            3,839
France Telecom 7.00% 2009                                                                                900            1,412
mmO2 6.375% 2007                                                                                       3,150            4,566
Rheinische Hypothekenbank Eurobond 4.25% 2008(3)                                                       3,000            4,254
Fortum Oyj 4.625% 2010                                                                                 2,940            4,198
NGG Finance PLC 6.125% 2011                                                                            2,715            4,184
MBNA Europe Funding PLC 6.50% 2007                                                                     2,700            3,937
Finland (Republic of) 5.75% 2011                                                                       2,500            3,859
PLD International Finance LLC 4.375% 2011                                                              2,700            3,754
TDC A/S, Series 19, 5.20% 2010                                                                         2,500            3,636
UniCredito Italiano SpA 5.00% 2011(2)                                                                    455              642
UniCredito Italiano SpA 6.00% 2011                                                                     1,400            2,148
UniCredito Italiano SpA, Series B, 8.048% (undated)(2)                                                   500              826
Deutsche Bank Capital Funding Trust IV, noncumulative trust preferred,
     Class B, 5.33% (undated)(2)                                                                       2,300            3,348
Abbey National PLC, Series 5, 7.125% (undated)(2)                                                      2,000            3,185
Anglian Water PLC 5.375% 2009                                                                            390              572
Anglian Water Services Financing PLC 4.625% 2013                                                       1,750            2,484
Cadbury Schweppes Investments PLC, Series 41, 4.25% 2009                                               2,150            3,004
E.ON International Finance BV 5.75% 2009                                                               1,740            2,602
Bank of America Corp. 3.625% 2008                                                                      1,850            2,559
Halifax Group Euro Finance (Jersey) LP 7.627% (undated)(2)                                             1,500            2,493
Skandinaviska Enskilda Banken AB 5.625% 2012(2)                                                        1,650            2,378
UPM-Kymmene Corp. 6.125% 2012                                                                          1,520            2,331
Mizuho Financial Group (Cayman) Ltd. 4.75% 2014(2)                                                     1,500            2,129
Sumitomo Mitsui Banking Corp. 4.375% 2014(2)                                                           1,485            2,078
Ford Motor Credit Co. 6.75% 2008                                                                       1,320            1,922
International Paper Co. 5.375% 2006                                                                    1,135            1,596
Aries Vermogensverwaltungs GmbH, Series B, 7.75% 2009                                                  1,000            1,536
Commerzbank AG 6.125% 2011                                                                        Euro 1,000    US$     1,529
Antenna TV SA 9.75% 2008                                                                               1,000            1,415
Telefonica Europe BV 5.125% 2013                                                                         885            1,303
Svenska Handelsbanken AB 5.50% 2011(2)                                                                   900            1,259
International Endesa BV 5.375% 2013                                                                      800            1,195
Telenet Communications NV 9.00% 2013                                                                     750            1,138
Munich Re Finance BV 6.75% 2023(2)                                                                       610              959
DaimlerChrysler International Finance BV 7.00% 2011                                                      600              952
Societe Generale 5.625% 2012                                                                             440              669
Governor and Company of the Bank of Ireland 6.45% 2010                                                   415              640
General Motors Acceptance Corp. 6.00% 2008                                                               410              577
RWE Finance BV 6.125% 2012                                                                               250              392
BNP Paribas 5.25% 2014(2)                                                                                250              366
Lighthouse International Co. SA 8.00% 2014                                                               250              350
                                                                                                                      726,272

JAPANESE YEN -- 9.08%
Japanese Government 0.10% 2005                                                                 (Y) 5,287,750           51,500
Japanese Government 0.40% 2006                                                                        50,000              489
Japanese Government 0.50% 2007                                                                       200,000            1,963
Japanese Government 0.90% 2008                                                                     4,475,000           44,402
Japanese Government 1.80% 2010                                                                     1,375,000           14,194
Japanese Government 0.50% 2013                                                                     6,237,750           57,191
Fannie Mae 2.125% 2007                                                                               570,000            5,835
Ontario (Province of) 1.875% 2010                                                                    382,000            3,952
Spain (Kingdom of) 3.10% 2006                                                                        370,000            3,788
SHL 1999-1 Corp. Ltd., Class A-2, 0.752% 2024(2),(3)                                                  60,323              588
SHL 1999-1 Corp. Ltd., Class A-3, 2.09% 2024(3)                                                      116,006            1,148
KfW International Finance Inc. 1.75% 2010                                                            100,000            1,030
                                                                                                                      186,080

SWEDISH KRONOR -- 4.37%
Swedish Government 3.50% 2006                                                                     SKr 14,000            2,135
Swedish Government 8.00% 2007                                                                         12,000            2,039
Swedish Government 5.00% 2009                                                                        287,090           46,174
Swedish Government 5.25% 2011                                                                        148,250           24,363
Swedish Government 6.75% 2014                                                                         49,000            8,983
AB Spintab 6.00% 2009                                                                                 35,500            5,880
                                                                                                                       89,574

BRITISH POUNDS -- 3.74%
United Kingdom 8.50% 2005                                                                       Pound  4,045            8,041
United Kingdom 4.50% 2007                                                                              1,600            3,071
United Kingdom 7.25% 2007                                                                                750            1,546
United Kingdom 5.00% 2008                                                                              9,400           18,301
United Kingdom 5.00% 2012                                                                              5,500           10,856
United Kingdom 6.00% 2028                                                                                625            1,469
United Kingdom 4.25% 2032                                                                              1,970            3,674
United Kingdom 4.25% 2036                                                                                925            1,731
Abbey National PLC 7.50% (undated)(2)                                                                  5,300           11,840
SLM Private Credit Student Loan Trust, Series 2003-10, 5.15% 2039(3),(4)                               2,400            4,638
Halifax Building Society 8.75% 2006                                                                      500            1,011
Halifax Building Society 11.00% 2014                                                                     650            1,755
General Electric Capital Corp., Series A, 7.25% 2007                                                     350              708
General Electric Capital Corp. 5.625% 2031                                                               750            1,549
Cadbury Schweppes Finance PLC 4.875% 2010                                                       Pound  1,000       US$  1,875
Wal-Mart Stores, Inc. 5.25% 2035                                                                         750            1,469
Tyco International Group, SA 6.50% 2031                                                                  600            1,293
Commerzbank AG 6.625% 2019                                                                               500            1,061
Monumental Global Funding Ltd., Series 2001-N, 5.75% 2007                                                235              458
Koninklijke KPN NV, Series 7, 8.25% 2008                                                                 170              356
                                                                                                                       76,702

POLISH ZLOTY -- 2.23%
Polish Government 8.50% 2006                                                                      PLZ  9,000            3,063
Polish Government 8.50% 2006                                                                          14,000            4,742
Polish Government 8.50% 2006                                                                          10,800            3,716
Polish Government 8.50% 2007                                                                          69,000           24,037
Polish Government 6.00% 2009                                                                           4,500            1,486
Polish Government 6.00% 2010                                                                          26,250            8,723
                                                                                                                       45,767

TURKISH LIRA -- 2.21%
Turkey (Republic of) Treasury Bill 0% 2005                                               TRL   6,837,300,000            4,795
Turkey (Republic of) Treasury Bill 0% 2005                                                    14,679,500,000            9,627
Turkey (Republic of) Treasury Bill 0% 2006                                                    22,000,000,000           12,546
Turkey (Republic of) 20.00% 2007                                                              23,148,000,000           18,407
                                                                                                                       45,375

SOUTH KOREA WON -- 1.88%
Korean Government 4.50% 2008                                                                  KRW 38,300,000           38,519

MEXICAN PESOS -- 1.85%
United Mexican States Government 8.00% 2010                                                      MXP  12,500            1,056
United Mexican States Government, Series M10, 10.50% 2011                                             10,011              973
United Mexican States Government, Series MI10, 8.00% 2013                                            246,975           19,864
United Mexican States Government, Series M20, 8.00% 2023                                             226,087           15,983
                                                                                                                       37,876

DANISH KRONER -- 1.23%
Realkredit Danmark A/S, Series 23D, 5.00% 2035(3)                                                 DKr 71,204           13,043
Nykredit AS 5.00% 2035(3)                                                                             42,625            7,815
Kingdom of Denmark 5.00% 2005                                                                         21,000            3,886
Kingdom of Denmark 6.00% 2009                                                                          2,800              576
                                                                                                                       25,320

CANADIAN DOLLARS -- 0.98%
Canadian Government 7.25% 2007                                                                      C$   250              228
Canadian Government 4.25% 2008                                                                         7,750            6,638
Canadian Government 5.50% 2010                                                                         8,700            7,838
Canadian Government 8.00% 2023                                                                         3,500            4,082
Canadian Government 5.75% 2029                                                                           500              471
Manitoba Telecom Services Inc., Series 4, 5.85% 2009                                                   1,000              888
                                                                                                                       20,145

COLOMBIAN PESOS -- 0.43%
Columbia (Republic of) 11.75% 2010                                                            COP 20,174,000            8,816

HUNGARY FORINTS -- 0.42%
Hungarian Government 8.50% 2006                                                                  HUF 400,000       US$  2,210
Hungarian Government 6.25% 2007                                                                      400,000            2,114
Hungarian Government 6.25% 2008                                                                      700,000            3,663
Hungarian Government 6.75% 2013                                                                      100,000              536
                                                                                                                        8,523

NORWEGIAN KRONER -- 0.41%
Norwegian Government 6.00% 2011                                                                   NOK 44,500            8,313

NEW ZEALAND DOLLARS -- 0.37%
New Zealand Government 6.50% 2013                                                                  NZ$ 3,000            2,229
New Zealand Government 4.50% 2016(1)                                                                   6,810            5,352
                                                                                                                        7,581

AUSTRALIAN DOLLARS -- 0.33%
News America Holdings Inc. 8.625% 2014                                                              A$ 5,050            4,285
Australian Government 6.75% 2006                                                                       1,000              804
Australian Government 5.75% 2011                                                                       2,000            1,603
                                                                                                                        6,692

U.S. DOLLARS -- 27.19%
U.S. Treasury Obligations 1.125% 2005(5)                                                          US$ 10,220           10,151
U.S. Treasury Obligations 1.625% 2005(5)                                                               3,750            3,718
U.S. Treasury Obligations 6.75% 2005(5)                                                               15,535           15,774
U.S. Treasury Obligations 2.50% 2006(5)                                                                3,125            3,107
U.S. Treasury Obligations 5.625% 2006(5)                                                               8,975            9,253
U.S. Treasury Obligations 6.875% 2006(5)                                                               4,000            4,212
U.S. Treasury Obligations 3.25% 2007(5)                                                                1,000            1,002
U.S. Treasury Obligations 4.75% 2008(5)                                                               14,500           15,186
U.S. Treasury Obligations 3.625% 2008(1),(5)                                                             774              843
U.S. Treasury Obligations 5.50% 2009(5)                                                               10,000           10,817
U.S. Treasury Obligations 6.00% 2009(5)                                                                  445              491
U.S. Treasury Obligations 5.75% 2010(5)                                                               26,550           29,234
U.S. Treasury Obligations 5.00% 2011(5)                                                                4,800            5,109
U.S. Treasury Obligations: 4.875% 2012(5)                                                              1,500            1,585
U.S. Treasury Obligations 3.875% 2013(5)                                                                 185              183
U.S. Treasury Obligations 4.25% 2013(5)                                                               14,500           14,611
U.S. Treasury Obligations 4.25% 2014(5)                                                                4,000            4,009
U.S. Treasury Obligations 8.875% 2017(5)                                                               2,750            3,895
U.S. Treasury Obligations 8.125% 2019(5)                                                              18,600           25,415
U.S. Treasury Obligations 7.875% 2021(5)                                                                 665              898
U.S. Treasury Obligations 5.25% 2028(5)                                                                5,486            5,742
U.S. Treasury Obligations 5.25% 2029(5)                                                               45,750           47,923
U.S. Treasury Obligations 3.875% 2029(1),(5)                                                             871            1,197
U.S. Treasury Obligations 6.25% 2030(5)                                                                2,995            3,577
Russian Federation 8.25% 2010                                                                          9,450           10,507
Russian Federation 5.00% 2030(2)                                                                       8,750            9,056
Fannie Mae 4.25% 2007(5)                                                                               2,875            2,932
Fannie Mae 6.00% 2008(5)                                                                                 750              806
Fannie Mae 6.00% 2013(3),(5)                                                                             940              987
Fannie Mae 6.00% 2015(3),(5)                                                                             616              647
Fannie Mae 5.00% 2019(3),(5)                                                                             970              987
Fannie Mae, Series 2001-4, Class GA, 10.239% 2025(2),(3)                                                  57               65
Fannie Mae 3.775% 2033(2),(3),(5)                                                                      3,083            3,073
Fannie Mae 5.50% 2034(3),(5)                                                                           1,881            1,912
Dominican Republic 9.50% 2006(4)                                                                       3,600            3,397
Dominican Republic 9.50% 2006                                                                          1,250            1,180
Dominican Republic 9.04% 2013(4)                                                                       4,200            3,496
Dominican Republic 9.04% 2013                                                                          1,000              832
Aries Vermogensverwaltungs GmbH, Series C, 9.60% 2014(4)                                               4,000            4,940
Aries Vermogensverwaltungs GmbH, Series C, 9.60% 2014                                                  2,000            2,470
Kazkommerts International BV 10.125% 2007                                                              1,000            1,091
Kazkommerts International BV 8.50% 2013(4)                                                             1,000            1,050
Kazkommerts International BV (CGMD) 7.375% 2014(2),(4)                                                 1,250            1,244
Kazkommerts International BV 7.875% 2014(4)                                                            3,500            3,517
Deutsche Telekom International Finance BV 8.50% 2010(2)                                                4,000            4,771
Deutsche Telekom International Finance BV 9.25% 2032(2)                                                1,250            1,784
Colombia (Republic of) Global 10.00% 2012                                                              2,550            2,958
Colombia (Republic of) Global 10.75% 2013                                                              2,500            3,000
Ukraine Government 11.00% 2007                                                                           819              881
Ukraine Government 7.65% 2013(4)                                                                       4,500            4,815
SBC Communications Inc. 4.125% 2009                                                                    3,250            3,247
SBC Communications Inc. 5.10% 2014                                                                     1,630            1,648
SBC Communications Inc. 6.45% 2034                                                                       520              559
Enersis SA 7.375% 2014                                                                                 4,985            5,444
Development Bank of Singapore Ltd. 7.875% 2010(4)                                                      3,750            4,368
Development Bank of Singapore Ltd. 7.125% 2011(4)                                                        800              913
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2,
     6.503% 2036(3)                                                                                      750              833
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-1,
     3.812% 2041(3)                                                                                    1,982            1,981
Banc of America Commercial Mortgage Inc., Series 2002-2, Class A-1,
     3.366% 2043(3)                                                                                    2,004            1,999
Open Joint Stock Co. Gazprom 9.125% 2007                                                               2,250            2,462
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034(4)                                                 2,000            2,350
Vodafone Group PLC 7.75% 2010                                                                          2,250            2,614
Vodafone Group PLC 5.375% 2015                                                                         2,000            2,082
Freddie Mac 6.00% 2033(3),(5)                                                                          2,000            2,067
Freddie Mac 4.075% 2033(2),(3),(5)                                                                     2,384            2,389
France Telecom 7.95% 2006(2)                                                                             500              525
France Telecom 8.50% 2011(2)                                                                           2,980            3,559
General Motors Acceptance Corp. 7.00% 2012                                                             2,040            2,105
General Motors Acceptance Corp. 8.00% 2031                                                             1,000            1,031
General Motors Corp. 8.375% 2033                                                                         680              706
Panama (Republic of) Global 9.625% 2011                                                                  280              332
Panama (Republic of) 9.375% 2012                                                                       1,315            1,565
Panama (Republic of) Global 10.75% 2020                                                                  750              979
Panama (Republic of) Global 8.875% 2027                                                                  475              525
Panama (Republic of) Global 9.375% 2029                                                                  130              153
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10,
     Class A-1, 3.175% 2037(3)                                                                         2,405            2,403
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10,
     Class A-2, 3.89% 2037(3)                                                                          1,000              997
Korea First Bank 7.267% 2034(2),(4)                                                                    3,000            3,346
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1,
     7.00% 2033(3)                                                                                     1,114            1,158
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3,
     6.238% 2034(3)                                                                                    1,200            1,277
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1,
     4.791% 2034(2),(3)                                                                                  327              329
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4,
     4.283% 2039(3)                                                                                      500              494
Telecom Italia Capital SA, Series B, 5.25% 2013                                                        3,000            3,038
Federal Home Loan Bank 3.375% 2007(5)                                                                  3,000            2,983
Uruguay (Republic of) 7.25% 2011                                                                       1,000              995
Uruguay (Republic of) 7.50% 2015                                                                       2,000            1,965
British Telecommunications PLC 8.375% 2010(2)                                                          2,400            2,886
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7,
     3.842% 2033(2),(3)                                                                                1,037            1,020
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A,
     4.669% 2034(2),(3)                                                                                1,863            1,858
UFJ Finance Aruba AEC 6.75% 2013                                                                       2,550            2,846
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(3),(4)                                           2,803            2,755
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                       2,400            2,754
Household Finance Corp. 6.40% 2008                                                                       500              540
HSBC Capital Funding LP, 4.61% noncumulative step-up perpetual preferred
     (undated)(2),(4)                                                                                  2,250            2,177
DaimlerChrysler North America Holding Corp. 4.75% 2008                                                   530              542
DaimlerChrysler North America Holding Corp. 7.75% 2011                                                 1,500            1,732
DaimlerChrysler North America Holding Corp. 8.50% 2031                                                   300              376
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-2,
     FSA insured, 3.04% 2008(3)                                                                        1,065            1,066
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-3,
     FSA insured, 3.402% 2009(3)                                                                       1,500            1,499
State of Qatar 9.75% 2030                                                                              1,750            2,546
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B,
     9.50% 2010                                                                                          250              277
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B,
     10.75% 2011                                                                                         500              565
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012                                                     1,500            1,657
Westfield Capital Corp. Ltd. and WT Finance (Aust) Pty Ltd. and WEA Finance LLC
     4.375% 2010(4)                                                                                    1,760            1,743
Westfield Capital Corp. Ltd. and WT Finance (Aust) Pty Ltd. and WEA Finance LLC
     5.125% 2014(4)                                                                                      700              698
PETRONAS Capital Ltd. 7.00% 2012(4)                                                                    2,050            2,352
Norske Skogindustrier ASA 7.625% 2011(4)                                                               1,690            1,938
Norske Skogindustrier ASA 7.125% 2033(4)                                                                 360              394
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H,
     6.25% 2012                                                                                        1,375            1,442
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013                             500              587
Sierra Pacific Resources 8.625% 2014                                                                     250              284
Crown Castle International Corp. 9.375% 2011                                                             500              562
Crown Castle International Corp. 7.50% 2013                                                              700              756
Crown Castle International Corp., Series B, 7.50% 2013                                                   900              972
AES Corp. 9.50% 2009                                                                                     750              857
AES Corp. 8.75% 2013(4)                                                                                1,250            1,427
Government National Mortgage Assn. 6.00% 2013(3),(5)                                                     390              413
Government National Mortgage Assn. 8.50% 2021(3)                                                           3                4
Government National Mortgage Assn. 6.00% 2034(3),(5)                                                   1,804            1,867
Ford Motor Credit Co. 7.875% 2010                                                                      1,500            1,654
Ford Motor Co. 7.45% 2031                                                                                530              535
Skandinaviska Enskilda Banken 6.875% 2009                                                              1,985            2,187
Peru (Republic of) 9.875% 2015                                                                         1,750            2,152
Columbia/HCA Healthcare Corp. 7.00% 2007                                                                 600              630
HCA Inc. 6.95% 2012                                                                                    1,000            1,054
HCA Inc. 6.75% 2013                                                                                      370              385
Polish Government 5.25% 2014                                                                           2,000            2,067
Telefonica Europe BV 7.75% 2010                                                                        1,750            2,055
Qwest Capital Funding, Inc. 7.75% 2006                                                                   500              529
Qwest Capital Funding, Inc. 7.00% 2009                                                                   900              893
Qwest Services Corp. 13.50% 2010(4)                                                                      500              604
Tengizchevroil Finance Co. S.ar.L., Series A, 6.124% 2014(3),(4)                                       2,000            2,015
Banque Centrale de Tunisie 7.375% 2012                                                                 1,750            2,008
CWABS, Inc., Series 2004-12, Class AF- 2, 3.631% 2024(3)                                               2,000            1,994
Chohung Bank 4.50% 2014(2),(4)                                                                         2,000            1,992
Drivetime Auto Owner Trust, Series 2004-C, Class A-3, XLCA insured,
     3.493% 2010(3),(4)                                                                                2,000            1,989
Edison Mission Energy 10.00% 2008                                                                      1,250            1,441
Edison Mission Energy 7.73% 2009                                                                         500              540
American Tower Corp. 9.375% 2009                                                                         251              267
American Tower Corp. 7.125% 2012(4)                                                                    1,175            1,207
American Tower Corp. 7.50% 2012                                                                          475              501
SK Telecom Co., Ltd. 4.25% 2011(4)                                                                     2,000            1,958
Jacuzzi Brands, Inc. 9.625% 2010                                                                       1,750            1,951
Six Flags, Inc. 9.50% 2009                                                                               500              522
Six Flags, Inc. 9.75% 2013                                                                               800              816
Six Flags, Inc. 9.625% 2014                                                                              500              505
Clear Channel Communications, Inc. 7.65% 2010                                                            250              285
Clear Channel Communications, Inc. 5.50% 2014                                                          1,490            1,499
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033(3)                           606              638
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038(3)                          1,000            1,093
Dynegy Holdings Inc. 10.125% 2013(4)                                                                   1,425            1,639
TFM, SA de CV 10.25% 2007                                                                                585              626
TFM, SA de CV 11.75% 2009                                                                                170              174
TFM, SA de CV 12.50% 2012                                                                                715              838
Illinois Power Special Purpose Trust, Series 1998-1, Class A-6, 5.54% 2009(3)                          1,575            1,628
Cox Communications, Inc. 4.625% 2010(4)                                                                  625              624
Cox Communications, Inc. 5.45% 2014(4)                                                                 1,000            1,002
Costa Rica (Republic of) 9.00% 2011                                                                    1,500            1,607
Petrozuata Finance, Inc., Series B, 8.22% 2017(3),(4)                                                  1,060            1,064
Petrozuata Finance, Inc., Series B, 8.22% 2017(3)                                                        525              527
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028(3)                                       1,500            1,565
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                        1,500            1,554
PSEG Energy Holdings Inc. 8.625% 2008                                                                    845              932
PSEG Power LLC 7.75% 2011                                                                                525              613
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010(3)                                         1,477            1,483
Guatemala (Republic of) 10.25% 2011(4)                                                                   750              888
Guatemala (Republic of) 9.25% 2013(4)                                                                    500              572
Bulgaria (Republic of) 8.25% 2015                                                                      1,127            1,420
United Mexican States Government Global 4.625% 2008                                                    1,025            1,039
United Mexican States Government Global 10.375% 2009                                                     250              306
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030(3)                               1,283            1,330
Cardinal Health, Inc. 6.75% 2011                                                                         700              771
Cardinal Health, Inc. 4.00% 2015                                                                         625              558
Ecuador (Republic of) 8.00% 2030(2)                                                                    1,465            1,269
Pathmark Stores, Inc. 8.75% 2012                                                                       1,320            1,267
Bank of America, NA and First Union National Bank Commercial Mortgage Trust,
     Series 2001-3, Class A-1, 4.89% 2037(3)                                                           1,234            1,262
Young Broadcasting Inc. 8.50% 2008                                                                     1,000            1,075
Young Broadcasting Inc. 10.00% 2011                                                                      170              182
Indonesia (Republic of) 6.75% 2014(4)                                                                  1,250            1,256
General Electric Capital Corp., Series A, 6.75% 2032                                                   1,000            1,174
Stoneridge, Inc. 11.50% 2012                                                                           1,000            1,167
Empresa Nacional de Electricidad SA 8.35% 2013                                                         1,000            1,161
Comcast Cable Communications, Inc. 6.75% 2011                                                          1,020            1,147
Earle M. Jorgensen Co. 9.75% 2012                                                                      1,000            1,130
William Lyon Homes, Inc. 10.75% 2013                                                                   1,000            1,129
Quintiles Transnational Corp. 10.00% 2013                                                              1,000            1,125
LBI Media, Inc. 10.125% 2012                                                                           1,000            1,121
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-2
     10.98% 2031(3),(4)                                                                                1,000            1,111
Seneca Gaming Corp. 7.25% 2012                                                                         1,050            1,110
AMC Entertainment Inc. 9.875% 2012                                                                     1,000            1,095
AMH Holdings, Inc. 0%/11.25% 2014(6)                                                                   1,500            1,087
NiSource Finance Corp. 6.15% 2013                                                                      1,000            1,086
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2,
     6.56% 2030(3)                                                                                       969            1,041
Carmike Cinemas, Inc. 7.50% 2014                                                                       1,000            1,029
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                          1,000            1,027
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011                                        925            1,022
BellSouth Corp. 4.20% 2009                                                                             1,000            1,004
Koppers Inc. 9.875% 2013                                                                                 875            1,002
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1,
     3.688% 2041(3)                                                                                    1,000              999
CanWest Media Inc. 8.00% 2012(4)                                                                         916              987
Fairfax Financial Holdings Ltd. 7.75% 2012                                                               960              984
GMAC Commercial Mortgage Securities, Inc., Series 1999-C1, Class A-1,
     5.83% 2033(3)                                                                                       956              981
Equistar Chemicals, LP 10.125% 2008                                                                      325              376
Equistar Chemicals, LP 8.75% 2009                                                                        150              169
Millennium America Inc. 7.625% 2026                                                                      425              421
United Rentals (North America), Inc. 7.75% 2013                                                          500              492
United Rentals (North America), Inc., Series B, 7.00% 2014                                               500              470
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038(3)                                 1,000              961
General Maritime Corp. 10.00% 2013                                                                       825              953
Archstone-Smith Operating Trust 5.625% 2014                                                              910              947
Laidlaw International, Inc. 10.75% 2011                                                                  800              938
Tenet Healthcare Corp. 6.375% 2011                                                                     1,000              932
Ultrapetrol Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014(4)                                     925              928
Brazil (Federal Republic of) Global 9.25% 2010                                                           825              926
MDC Holdings, Inc. 5.50% 2013                                                                            900              915
Verizon Global Funding Corp. 7.25% 2010                                                                  790              906
Twin Reefs Pass Through Trust 3.37% (undated)(2),(3),(4)                                                 900              905
Micron Technology, Inc. 6.50% 2005(4)                                                                    905              900
Viacom Inc. 6.625% 2011                                                                                  800              899
RH Donnelley Inc. 10.875% 2012(4)                                                                        750              894
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011                                                  750              883
Downey Financial Corp. 6.50% 2014                                                                        840              876
SLM Corp., Series A, 5.00% 2015                                                                          875              874
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011(3),(4)                                   796              864
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013                                                       850              857
UnitedHealth Group Inc. 5.00% 2014                                                                       850              857
Technical Olympic USA, Inc. 10.375% 2012                                                                 750              844
Triton PCS, Inc. 8.75% 2011                                                                              375              298
Triton PCS, Inc. 9.375% 2011                                                                             675              543
May Department Stores Co. 5.75% 2014                                                                     800              824
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012                           750              819
Charter Communications Holdings, LLC and Charter Communications Holdings
     Capital Corp. 10.75% 2009                                                                           325              297
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013                                              500              519
Dex Media, Inc., Series B, 8.00% 2013                                                                    750              816
Buffets, Inc. 11.25% 2010                                                                                750              806
Ispat Inland ULC 9.75% 2014                                                                              649              805
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1,
     3.492% 2033(2),(3)                                                                                  792              787
El Salvador (Republic of) 7.625% 2034(4)                                                                 750              776
Payless ShoeSource, Inc. 8.25% 2013                                                                      750              770
International Lease Finance Corp. 4.75% 2009                                                             750              767
Jones Apparel Group, Inc. 4.25% 2009(4)                                                                  765              763
Hospitality Properties Trust 6.75% 2013                                                                  690              763
Regal Cinemas Corp., Series B, 9.375% 2012(7)                                                            700              763
Toys "R" Us, Inc. 7.875% 2013                                                                            475              474
Toys "R" Us, Inc. 7.375% 2018                                                                            295              274
Health Net, Inc. 9.875% 2011(2)                                                                          615              743
Gold Kist Inc. 10.25% 2014                                                                               626              736
Argosy Gaming Co. 7.00% 2014                                                                             650              722
Aztar Corp. 7.875% 2014                                                                                  650              720
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6,
     5.96% 2031(3)                                                                                       700              718
Graphic Packaging International, Inc. 8.50% 2011                                                         650              713
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4,
     Class A-2-B, 2.73% 2035(2),(3)                                                                      700              700
Kabel Deutschland GmbH 10.625% 2014(4)                                                                   600              693
Nextel Communications, Inc. 7.375% 2015                                                                  625              691
Rhodia 10.25% 2010                                                                                       600              678
Foundation PA Coal Co. 7.25% 2014(4)                                                                     625              669
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC
     10.125% 2013                                                                                        590              665
Northwest Airlines, Inc. 9.875% 2007                                                                     400              363
Northwest Airlines, Inc. 10.00% 2009                                                                     350              297
American Cellular Corp., Series B, 10.00% 2011                                                           500              431
Dobson Cellular Systems, Inc. 9.875% 2012(4)                                                             200              198
Wells Fargo & Co. 3.50% 2008                                                                             625              622
Synagro Technologies, Inc. 9.50% 2009                                                                    550              602
Pemex Project Funding Master Trust 9.125% 2010                                                           500              601
Owens-Illinois, Inc. 7.35% 2008                                                                          400              422
Owens-Brockway Glass Container Inc. 7.75% 2011                                                           160              174
Tenneco Automotive Inc., Series B, 10.25% 2013                                                           500              593
Argentina (Republic of) 2.008% 2012(2)                                                                   600              506
Argentina (Republic of) Global 12.25% 2018(8),(9)                                                        223               74
Sanmina-SCI Corp. 10.375% 2010                                                                           500              576
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc.
     9.375% 2014(4)                                                                                      575              559
BCP Caylux Holdings Luxembourg SCA 9.625% 2014(4)                                                        250              283
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B,
     0%/10.50% 2014(4),(6)                                                                               400              276
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012                                          525              558
Argo-Tech Corp. 9.25% 2011                                                                               500              551
Fisher Communications, Inc. 8.625% 2014(4)                                                               500              543
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012(4)                                         500              540
Host Marriott, LP, Series K, 7.125% 2013                                                                 500              537
Entravision Communications Corp. 8.125% 2009                                                             500              536
Centex Corp. 4.75% 2008                                                                                  525              536
Blockbuster Inc. 9.00% 2012(4)                                                                           525              521
Washington Mutual, Inc. 5.625% 2007                                                                      500              521
Jean Coutu Group (PJC) Inc. 8.50% 2014(4)                                                                500              515
ACE INA Holdings Inc. 5.875% 2014                                                                        500              513
Electronic Data Systems Corp., Series B, 6.50% 2013(2)                                                   480              508
Building Materials Corp. of America 7.75% 2014(4)                                                        500              507
Allied Waste North America, Inc., Series B, 8.875% 2008                                                  250              269
Allied Waste North America, Inc., Series B, 5.75% 2011                                                   250              236
Dominion Resources, Inc., Series B, 4.125% 2008                                                          500              504
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026(3),(4)                                           460              499
MagnaChip Semiconductor, Ltd. 6.875% 2011(4)                                                             480              497
Rite Aid Corp. 6.875% 2013                                                                               500              453
MetLife, Inc. 3.911% 2005                                                                                440              442
Nextel Partners, Inc. 8.125% 2011                                                                        390              435
Standard Aero Holdings, Inc. 8.25% 2014(4)                                                               400              434
Gaylord Entertainment Co. 8.00% 2013                                                                     390              423
INVISTA 9.25% 2012(4)                                                                                    375              420
DRS Technologies, Inc. 6.875% 2013(4)                                                                    375              394
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1,
     7.739% 2032(3)                                                                                      361              392
Nortek, Inc. 8.50% 2014(4)                                                                               370              389
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1,
     4.67% 2034(2),(3)                                                                                   386              386
Telenet Group Holding NV 0%/11.50% 2014(4),(6)                                                           490              375
Winn-Dixie Stores, Inc. 8.875% 2008                                                                      375              356
Bombardier Recreational Products Inc. 8.375% 2013                                                        325              349
Jostens IH Corp. 7.625% 2012(4)                                                                          325              340
Rockwood Specialties Group, Inc. 7.50% 2014(4)                                                           325              339
HVB Funding Trust I 8.741% 2031(4)                                                                       250              323
K&F Acquisition, Inc. 7.75% 2014(4)                                                                      310              322
Texas Genco LLC and Texas Genco Fncg. Corp. 6.875% 2014(4)                                               300              312
SBA Communications Corp. 8.50% 2012(4)                                                                   300              308
Huntsman LLC 11.50% 2012(4)                                                                              250              297
Electricidad de Caracas Finance BV 10.25% 2014(4)                                                        270              284
Toll Brothers, Inc. 6.875% 2012                                                                          250              279
WCI Communities, Inc. 9.125% 2012                                                                        250              279
Sprint Capital Corp. 6.00% 2007                                                                          250              262
Schering-Plough Corp. 5.30% 2013                                                                         250              262
Venezuela (Republic of) 9.25% 2027                                                                       245              259
ICI Wilmington, Inc. 4.375% 2008                                                                         250              252
Reader's Digest Association, Inc. 6.50% 2011                                                             225              236
Structured Asset Securities Corp., Series 1998-RF2, Class A,
      8.551% 2027(2),(3),(4)                                                                             195              208
Ainsworth Lumber Co. Ltd. 7.25% 2012(4)                                                                  150              153
Visteon Corp. 7.00% 2014                                                                                 130              125
SpectraSite, Inc. 8.25% 2010                                                                             100              107
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured,
     5.70% 2023(3),(4)                                                                                   101              105
Great Atlantic & Pacific Tea Co., Inc. 9.125% 2011                                                       100               94
PETCO Animal Supplies, Inc. 10.75% 2011                                                                   75               88
                                                                                                                      557,148

TOTAL BONDS & NOTES (cost: $1,673,757,000)                                                                          1,888,703


RIGHTS AND WARRANTS -- 0.00%                                                                          Shares

U.S. DOLLAR -- 0.00%
GT Group Telecom Inc., warrants, expire 2010(4,7,10)                                                   1,000                0

TOTAL RIGHTS AND WARRANTS (cost: $52,000)                                                                                   0


PREFERRED STOCKS -- 1.37%

U.S. DOLLAR -- 1.03%
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference
     shares (undated)(2),(4)                                                                       7,300,000            8,452
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred
     (undated)(2),(4)                                                                              5,000,000            5,848
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred
     (undated)(2),(4)                                                                              3,670,000            4,160
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred (undated)(2),(4)                      1,200,000            1,384
RBS Capital Trust I noncumulative trust preferred 4.709% (undated)(2)                              1,000,000              976
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009(7)                                 737              332
                                                                                                                       21,152

EURO -- 0.34%
Royal Bank of Scotland Group PLC 6.625% (undated)(2)                                               4,000,000            6,137
HSBC Capital Funding LP 8.03% noncumulative preferred (undated)(2)                                   500,000              853
                                                                                                                        6,990

TOTAL PREFERRED STOCKS (cost: $27,160,000)                                                                             28,142



                                                                                                                 Market value
COMMON STOCKS -- 0.11%                                                                                Shares            (000)

U.S. DOLLAR -- 0.11%
NTELOS Inc.(4),(7),(10)                                                                               53,869    $       1,969
Delta Air Lines, Inc.(7),(10)                                                                         34,503              219

Total common stocks (cost: $1,369,000)                                                                                  2,188


                                                                                            Principal amount
SHORT-TERM SECURITIES -- 4.05%                                                                         (000)

Amsterdam Funding Corp. 2.34% due 1/12/2005(4)                                                     US$13,305           13,295
Danske Corp. 2.32% due 1/14/2005                                                                      10,000            9,991
Stadshypotek Delaware 2.32% due 1/19/2005(4),(5)                                                      10,000            9,988
Dexia Delaware LLC 2.33% due 1/20/2005(5)                                                             10,000            9,987
General Electric Capital Corp. 2.20% due 1/3/2005                                                      9,100            9,098
Ranger Funding Co. LLC 2.33% due 1/18/2005(4),(5)                                                      8,800            8,790
Old Line Funding LLC 2.25% due 1/10/2005(4)                                                            7,900            7,895
DaimlerChrysler Revolving Auto Conduit LLC II 2.31% due 1/6/2005                                       4,700            4,698
Bank of Ireland 2.30% due 1/11/2005(4)                                                                 4,700            4,697
ANZ National (International) Ltd. 2.25% due 1/27-1/28/2005(4),(5)                                      4,600            4,592

TOTAL SHORT-TERM SECURITIES (cost: $83,031,000)                                                                        83,031

TOTAL INVESTMENT SECURITIES (cost: $1,785,369,000)                                                                  2,002,064
OTHER ASSETS LESS LIABILITIES                                                                                          47,299

NET ASSETS                                                                                                         $2,049,363


(1) Index-linked bond whose principal amount moves with a government retail price index.
(2) Coupon rate may change periodically.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $156,900,000, which represented 7.66% of the net assets of the fund.
(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(6) Step bond; coupon rate will increase at a later date.
(7) Valued under fair value procedures adopted by authority of the Board of Directors.
(8) Scheduled interest payments not made; reorganization pending.
(9) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(10) Security did not produce income during the last 12 months.


FEDERAL INCOME TAX INFORMATION                           (dollars in thousands)

Gross unrealized appreciation on investment securities                                                          $   219,258
Gross unrealized depreciation on investment securities                                                               (2,563)
Net unrealized appreciation on investment securities                                                                216,695
Cost of investment securities for federal income tax purposes                                                     1,785,369



ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CAPITAL WORLD BOND FUND, INC.

By

/s/ Mark H. Dalzell
-------------------------------------------------------
Mark H. Dalzell, President and PEO

Date: February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By

/s/ Mark H. Dalzell
-----------------------------------------------------
Mark H. Dalzell, President and PEO

Date: February 28, 2005


By

/s/ Sharon G. Moseley
-----------------------------------------------------
Sharon G. Moseley, Treasurer and PFO

Date: February 28, 2005